UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3363

Exact name of registrant as specified in charter:
Delaware Group Limited Term Government Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Item 1. Reports to Stockholders


Annual Report                                  Delaware
                                               Limited-Term
                                               Government Fund

                                               December 31, 2006













                                                        Fixed income mutual fund






[DELAWARE INVESTMENTS LOGO]                    [LOGO] POWERED BY RESEARCH(R)

Table of contents


     > Portfolio management review ............................................1

     > Performance summary ....................................................4

     > Disclosure of Fund expenses ............................................6

     > Sector allocation and credit rating breakdown ..........................7

     > Statement of net assets ................................................8

     > Statement of operations ...............................................13

     > Statements of changes in net assets ...................................14

     > Financial highlights ..................................................15

     > Notes to financial statements .........................................20

     > Report of independent registered public accounting firm ...............25

     > Board of trustees/directors and officers addendum .....................26

     > About the organization ................................................28












    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

    (C)2007 Delaware Distributors, L.P.

Portfolio management review


Delaware Limited-Term Government Fund

December 31, 2006


The managers of Delaware Limited-Term Government Fund provided the answers to the questions below as a review of the Fund's activities for the fiscal year ended December 31, 2006. Please see page 2 to learn more about the portfolio managers.

Q: Please describe the economic landscape and investment environment during the year ended December 31, 2006.

A: Early in the year many fixed income investors were anticipating an end to the policy of monetary tightening that the U.S. Federal Reserve (Fed) had put in place via a string of interest rate increases. Strong gross domestic product in the first calendar quarter of 2006, along with rising prices for oil and other commodities in the spring, led to continued inflationary pressures and more uncertainty about the timing of a Fed pause in interest rate hikes. This helped push yields higher across all maturities and spurred an equity market pullback in May and June as well.

The latter part of the year saw inflation concerns begin to cool when housing data weakened and oil prices began to drop steadily in the summer of 2006. Yields generally fell through the summer months after peaking on June 28 (source: Bloomberg). A broad-based bond rally ensued, which seemed to be a direct result of investors having largely concluded that the Fed was finished boosting short-term interest rates after two years of restrictive policy measures.

The year's second half was characterized by slower economic growth in the U.S. In the last weeks of December, however, investors were getting some indications of a small rebound in U.S. economic activity, which increased uncertainty about the outlook for interest rates. Fixed income investors weighed the economic data and debated the Fed's next move with regard to interest rates.

The market in recent months has also been characterized by an inversion of the Treasury yield curve, an economic environment where short-term bonds actually yield more than longer term bonds. Some economists view an inverted yield curve as an indication of a recession. Others argue that changing dynamics in the global economy have led to lower nominal yields worldwide and less spread between short- and long-term yields, thus making the Treasury yield curve a less meaningful economic gauge.

Q: How did the Fund perform during the year ended December 31, 2006?

A: Delaware Limited-Term Government Fund returned +3.76% at net asset value and +0.95% at its maximum offer price (both figures are for Class A shares and reflect all distributions reinvested). For complete annualized performance for Delaware Limited-Term Government Fund, please see the table on page 4.

By comparison, the Fund's benchmark - the Merrill Lynch 1-3 Year Treasury Index
- returned +3.96%, and its peer group, as measured by the Lipper
Short-Intermediate U.S. Government Funds Average, gained 3.51% (source: Lipper Inc.).

Q: What factors influenced performance during the year?

A: The objective of the Fund is a high, stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. As is typical in the Fund, we pursued this goal by holding a mix of high-quality fixed income investments issued by the U.S. Treasury and its agencies, as well as certain asset-backed and non-agency mortgage-backed securities that we view as favorable.

Generally, low interest rates and low levels of volatility throughout the year provided an excellent market backdrop for "spread product" such as mortgage-backed, asset-backed, and commercial mortgage-backed securities. Delaware Limited-Term Government Fund maintained a significant weighting in this area of the market, as we were attracted to its total return potential in a low-volatility environment.

The views expressed are current as of the date of this report and are subject to change.


                                                               (continues)     1

Portfolio management review


The Fund also held substantial positions in Treasury Inflation Protected Securities (TIPS), securities for which principal and coupon payments are adjusted to eliminate the effects of inflation. Through August, these securities helped the Fund's total return performance when comparing it to the benchmark index, as TIPS were generally in demand at a time when inflation continued to threaten the investment outlook. As the year progressed, energy and commodity prices declined, the inflation threat waned, and accordingly, the strength of the TIPS market decreased. From this point forward, our TIPS positions became detractors from the Fund's performance relative to the benchmark index.

During the latter part of the year, we also attempted to add yield to the front end of the Fund through investments in short-seasoned, discount balloon mortgages. Additionally, we have continued to add short, fixed-rate home-equity asset-backed securities, as the yields on these remained very attractive versus other like-duration assets, in our opinion.

Q: What was your approach to the Fund's interest rate sensitivity during the year?

A: A bond or bond fund's sensitivity to changes in interest rates is measured by duration. The longer a fund's duration, the more sensitive it will be to changes in interest rates.

Delaware Limited-Term Government Fund's duration was on the shorter end of our typical range during the first half of the year, and generally speaking we kept the Fund's average duration fairly close in line with the Merrill Lynch benchmark index throughout the year. We did extend duration as the bond market rallied and interest rates "backed up."

Confident late in the year that the rate of near-term economic growth might be higher than expected, we maintained a lower-duration, flattening bias in the Fund.

Fund managers

Stephen R. Cianci, CFA
Senior Vice President, Senior Portfolio Manager

Mr. Cianci began his career at Delaware Investments in 1992 as an investment grade research analyst. Today, he is a senior member of the firm's Core and Core Plus investment teams, as well as a mortgage-backed and asset-backed portfolio manager. Mr. Cianci is also the lead portfolio manager for the firm's Intermediate, Limited-Term, and Inflation-Protected Bond teams. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University, where he also graduated with finance-oriented bachelor's and MBA degrees.

Paul Grillo, CFA
Senior Vice President, Senior Portfolio Manager

Mr. Grillo joined Delaware Investments in 1992 and is a senior member of the firm's Core and Core Plus fixed income investment teams. He also serves as a mortgage-backed and asset-backed securities analyst and is an integral team member of the intermediate and limited-term mandates. Prior to joining Delaware Investments, Mr. Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor's degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Performance summary


Delaware Limited-Term Government Fund


The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A rise or fall in interest rates can have a significant impact on bond prices and the NAV (net asset value) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Limited Term Government Fund prospectus contains this and other important information about the Fund. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read it carefully before you invest or send money.


Fund Performance

Average Annual Total Returns
Through December 31, 2006           1 Year     5 Years     10 Years     Lifetime
________________________________________________________________________________

Class A (Est. 11/24/85)
Excluding Sales Charge              +3.76%     +3.39%      +4.72%       +5.71%
Including Sales Charge              +0.95%     +2.82%      +4.42%       +5.57%
________________________________________________________________________________

Class B (Est. 5/2/94)
Excluding Sales Charge              +2.89%     +2.51%      +4.26%       +4.34%
Including Sales Charge              +0.90%     +2.51%      +4.26%       +4.34%
________________________________________________________________________________

Class C (Est. 11/28/95)
Excluding Sales Charge              +2.89%     +2.51%      +3.83%       +3.80%
Including Sales Charge              +1.90%     +2.51%      +3.83%       +3.80%
________________________________________________________________________________

The Fund may utilize futures, interest rate swaps, and options for defensive strategy purposes to protect or neutralize the impact of interest rate changes.

Returns reflect the reinvestment of distributions and any applicable sales charges as noted below.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 2.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such fee is currently subject to a contractual cap of 0.15% of average daily net assets through April 30, 2007.

Class B shares are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of 1% of average daily net assets. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after five years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1% of average daily net assets.

The average annual total returns for the 1-year and lifetime (since June 2, 2003) periods ended December 31, 2006 for Delaware Limited-Term Government Fund Class R shares were 3.53% and 1.87%, respectively. Class R shares were first made available on June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through April 30, 2007.

The average annual total returns for the 1-year, 5-year, 10-year, and lifetime (since November 24, 1985), periods ended December 31, 2006 for Delaware Limited Term Government Fund Institutional Class shares were 3.92%, 3.55%, 4.88%, and 5.85%, respectively. Institutional Class shares were first made available on June 1, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to June 1, 1992 is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

An expense limitation was in effect for all classes of Delaware Limited-Term Government Fund during the periods shown above and on the next page. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph on the next page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fund basics

As of December 31, 2006
________________________________________________________________________________

Fund objective
________________________________________________________________________________

The Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity.

________________________________________________________________________________

Total Fund net assets
________________________________________________________________________________

$231 million

________________________________________________________________________________

Number of holdings
________________________________________________________________________________

227

________________________________________________________________________________

Fund start date
________________________________________________________________________________

November 24, 1985

________________________________________________________________________________

                                   Nasdaq symbols            CUSIPs
________________________________________________________________________________

Class A                            DTRIX                     245912308
Class B                            DTIBX                     245912605
Class C                            DTICX                     245912704
Class R                            DLTRX                     245912803
Institutional Class                DTINX                     245912506


Performance of a $10,000 Investment
Annual reporting at 2006 from December 31, 1996 through December 31, 2006


[PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]


Chart assumes $10,000 invested on December 31, 1996 and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions.

Performance of other Fund classes will vary due to different charges and expenses.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that generally tracks the market for U.S. Treasury securities with maturities of one- to three-years. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Disclosure of Fund expenses

For the period July 1, 2006 to December 31, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 to December 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Limited-Term Government Fund

Expense Analysis of an Investment of $1,000


                                                                      Expenses
                       Beginning         Ending                      Paid During
                        Account          Account      Annualized       Period
                         Value            Value         Expense       7/1/06 to
                        7/1/06          12/31/06         Ratio        12/31/06 *
________________________________________________________________________________

Actual Fund Return

Class A               $ 1,000.00      $ 1,032.40         0.82%        $ 4.20
Class B                 1,000.00        1,028.10         1.67%          8.54
Class C                 1,000.00        1,028.00         1.67%          8.54
Class R                 1,000.00        1,031.90         1.17%          5.99
Institutional Class     1,000.00        1,033.20         0.67%          3.43
________________________________________________________________________________

With Hypothetical 5% Return (5% return before expenses)

Class A               $ 1,000.00      $ 1,021.07         0.82%        $ 4.18
Class B                 1,000.00        1,016.79         1.67%          8.49
Class C                 1,000.00        1,016.79         1.67%          8.49
Class R                 1,000.00        1,019.31         1.17%          5.96
Institutional Class     1,000.00        1,021.83         0.67%          3.41
________________________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and credit rating breakdown


Delaware Limited-Term Government Fund

As of December 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.

                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Agency Asset-Backed Securities                                         0.23%
________________________________________________________________________________

Agency Collateralized Mortgage Obligations                            15.06%
________________________________________________________________________________

Agency Mortgage-Backed Securities                                     37.55%
________________________________________________________________________________

Agency Obligations                                                     9.99%
________________________________________________________________________________

Commercial Mortgage-Backed Securities                                  1.96%
________________________________________________________________________________

Corporate Bonds                                                        0.87%

Brokerage                                                              0.44%
Electric                                                               0.43%
________________________________________________________________________________

Municipal Bonds                                                        0.44%
________________________________________________________________________________

Non-Agency Asset-Backed Securities                                    10.66%
________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations                         9.20%
________________________________________________________________________________

U.S. Treasury Obligations                                             18.31%
________________________________________________________________________________

Repurchase Agreements                                                  0.14%
________________________________________________________________________________

Total Market Value of Securities                                     104.41%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (4.41%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Credit Rating Breakdown
(as a % of fixed income investments)
________________________________________________________________________________

AAA                                                                   98.55%
AA                                                                     0.85%
A                                                                      0.60%
________________________________________________________________________________

Total                                                                100.00%
________________________________________________________________________________

Statement of net assets


Delaware Limited-Term Government Fund

December 31, 2006


                                                  Principal        Market
                                                   Amount          Value
______________________________________________________________________________

Agency Asset-Backed Securities - 0.23%
______________________________________________________________________________

     Fannie Mae Grantor Trust
          Series 2003-T4 2A5
          4.43% 9/26/33                           $   462,671     $    461,580
        ~ Series 2004-T4 A3 4.42% 8/25/24              63,836           63,609
                                                                  ____________
Total Agency Asset-Backed Securities
     (cost $522,750)                                                   525,189
                                                                  ____________
______________________________________________________________________________

Agency Collateralized Mortgage Obligations - 15.06%
______________________________________________________________________________

     E.F. Hutton Trust III Series 1 A
          6.116% 10/25/17                             149,853          149,912
     Fannie Mae
          Series 1993-18 PK 6.50% 2/25/08             178,083          178,157
          Series 1993-71 PL 6.50% 5/25/08             205,003          204,762
          Series 1996-46 ZA 7.50% 11/25/26            479,138          494,911
          Series 2001-50 BA 7.00% 10/25/41            473,677          486,757
          Series 2003-122 AJ 4.50% 2/25/28            367,084          357,981
        ~ Series 2006-M2 A2F 5.259% 5/25/20         1,315,000        1,301,061
     Fannie Mae Grantor Trust
          Series 2001-T8 A2 9.50% 7/25/41           1,328,033        1,430,148
          Series 2001-T10 A1 7.00% 12/25/41           531,631          546,168
          Series 2002-T1 A2 7.00% 11/25/31            310,036          318,813
     Fannie Mae Whole Loan
          Series 2002-W1 2A 7.50% 2/25/42             304,340          315,610
          Series 2004-W9 2A1 6.50% 2/25/44            372,291          380,936
     Freddie Mac
          Series 1490 CA 6.50% 4/15/08                67,542            67,409
          Series 2480 EH 6.00% 11/15/31               144,888          144,726
          Series 2541 JB 5.00% 2/15/16                855,210          849,217
          Series 2552 KB 4.25% 6/15/27                734,968          728,299
          Series 2662 MA 4.50% 10/15/31               670,645          656,839
          Series 2915 KP 5.00% 11/15/29               640,000          626,284
          Series 3063 PC 5.00% 2/15/29              1,035,000        1,018,981
     Freddie Mac Stated Final Series 5 GC
          2.95% 12/15/09                            2,769,509        2,705,983
   / Freddie Mac Structured Pass Through
          Securities
          Series T-42 A5 7.50% 2/25/42                113,550          117,926
          Series T-56 A3B 4.406% 8/25/39              890,895          885,834
          Series T-58 2A 6.50% 9/25/43              1,982,848        2,024,512
        ~ Series T-60 1A4C 5.395% 3/25/44           3,000,000        2,988,282
     Government National Mortgage
          Association
          Series 2002-28 B 5.779% 7/16/24           6,000,000        6,088,966
          Series 2002-61 BA 4.648% 3/16/26          2,223,462        2,197,528
          Series 2003-72 C 4.86% 2/16/30            2,500,000        2,473,783
          Series 2003-78 B 5.11% 10/16/27           5,000,000        4,961,188
                                                                  ____________

Total Agency Collateralized Mortgage
     Obligations (cost $35,053,290)                                 34,700,973
                                                                  ____________
______________________________________________________________________________

Agency Mortgage-Backed Securities - 37.55%
______________________________________________________________________________

     Fannie Mae
          4.50% 9/1/13 to 3/1/14                    2,445,280        2,393,629
          5.50% 5/15/09 to 1/1/13                   1,514,113        1,512,814
          6.00% 9/1/12                              1,450,456        1,461,755
          6.215% 6/1/08                             1,212,373        1,216,581
          6.50% 8/1/17                                398,618          405,739
          7.00% 11/15/16                            1,016,297        1,045,977
          7.41% 4/1/10                              4,765,942        5,072,103
          9.00% 11/1/15                               173,329          184,624
          10.00% 10/1/30                              175,171          194,422
          10.50% 6/1/30                                28,784           32,379
          16.00% 11/15/12                             234,973          289,971
   ~ Fannie Mae ARM
          3.021% 6/1/34                               853,814          856,651
          3.772% 8/1/34                               812,577          817,330
          4.984% 11/1/33                            2,644,159        2,597,985
          5.068% 8/1/35                               813,932          798,251
          5.094% 5/1/36                             2,104,768        2,076,367
          5.91% 12/1/33 to 4/1/36                   5,362,698        5,408,228
          6.186% 6/1/36                             1,756,563        1,770,766
          6.251% 7/1/36                             1,838,776        1,855,733
          6.329% 7/1/36                             1,462,431        1,478,237
          6.357% 8/1/36                               840,940          849,986
          6.367% 4/1/36                               786,332          797,697
     Fannie Mae Balloon 7 yr
          4.00% 8/1/10                              1,697,254        1,646,058
          5.00% 8/1/11                              2,375,839        2,369,753
     Fannie Mae FHAVA
          7.25% 4/1/09                                  4,046            4,087
          7.50% 3/1/25                                 55,099           56,961
          8.50% 8/1/09                                  5,961            6,096
          10.00% 1/1/19                                66,852           74,396
          11.00% 8/1/10 to 12/1/15                    394,825          428,138
     Fannie Mae GPM 11.00% 11/1/10                     14,687           15,751
     Fannie Mae Relocation 15 yr
          4.00% 9/1/20                              1,041,794          978,449
     Fannie Mae Relocation 30 yr
          5.00% 9/1/33                                727,850          709,196
     Fannie Mae S.F. 15 yr
          5.00% 7/1/19                                559,164          550,308
          7.50% 4/1/11                                 13,079           13,411
          8.00% 10/1/09 to 10/1/16                  1,190,455        1,231,771
          8.50% 3/1/08                                  3,435            3,432
     Fannie Mae S.F. 15 yr TBA
          5.50% 1/1/22                              2,000,000        2,000,000
          6.00% 1/1/22                              1,805,000        1,830,382
     Fannie Mae S.F. 20 yr 6.50% 2/1/22               524,758          538,356
     Fannie Mae S.F. 30 yr
          5.50% 3/1/29 to 4/1/29                    1,888,933        1,876,789
          7.00% 8/1/32 to 9/1/32                      479,886          493,652
          7.50% 12/1/10 to 11/1/31                    251,031          258,737
          8.00% 9/1/11 to 5/1/24                      571,657          600,452
          8.50% 11/1/07 to 8/1/17                     283,215          294,953
          9.00% 8/1/22                                488,305          525,186
          9.25% 7/1/09 to 3/1/20                       67,720           72,497
          10.00% 2/1/25                               950,650        1,046,161
          11.00% 7/1/12 to 8/1/20                     269,500          298,574
          11.50% 11/1/16                               81,185           89,743

                                                  Principal        Market
                                                   Amount          Value
______________________________________________________________________________

Agency Mortgage-Backed Securities (continued)
______________________________________________________________________________

     Fannie Mae S.F. 30 yr (continued)
          12.50% 2/1/11                           $     1,970     $      2,066
          13.00% 7/1/15                                15,387           16,197
     Fannie Mae S.F. 30 yr TBA
          5.00% 1/1/37                                835,000          806,297
          5.50% 1/1/37                              3,520,000        3,479,302
          6.00% 1/25/37                               705,000          709,847
          6.50% 1/1/37                              4,390,000        4,473,682
          7.00% 1/1/37                                 90,000           92,391
     Freddie Mac
          6.00% 1/1/17                                625,537          631,108
          6.50% 6/17/14 to 3/1/16                   2,239,989        2,276,537
          9.00% 3/17/08                                   851              848
   ~ Freddie Mac ARM
          4.673% 4/1/34                               361,982          366,997
          5.813% 4/1/33                               790,608          810,687
     Freddie Mac Balloon 5 yr
          4.00% 3/1/08 to 8/1/08                    1,960,826        1,934,285
          4.50% 1/1/10                                161,641          159,992
     Freddie Mac Balloon 7 yr
          4.00% 4/1/10 to 5/1/10                    1,570,263        1,529,579
          4.50% 3/1/10 to 12/1/11                   4,590,545        4,525,698
          5.00% 6/1/11 to 11/1/11                     671,457          667,921
          6.00% 4/1/09                                 51,285           51,606
     Freddie Mac FHAVA
          8.00% 3/1/08                                  7,305            7,352
          8.50% 1/1/09                                  5,228            5,302
          9.50% 2/1/10                                 49,155           49,507
          11.00% 2/1/14                                 7,777            8,361
     Freddie Mac Relocation 15 yr
          3.50% 9/1/18 to 10/1/18                   4,240,065        3,923,115
     Freddie Mac Relocation 30 yr
          5.00% 9/1/33                              2,574,120        2,512,672
          6.50% 10/1/30                                 2,290            2,346
     Freddie Mac S.F. 15 yr
          6.00% 10/1/10                                19,244           19,468
          6.50% 6/1/11                                 34,473           35,149
          7.50% 4/1/11                                 68,450           70,087
          8.00% 7/1/16                                229,312          241,566
     Freddie Mac S.F. 30 yr
          7.00% 11/1/33                               994,827        1,023,310
          8.00% 5/1/09 to 5/1/31                      677,204          701,465
          8.25% 3/1/09                                 18,069           18,122
          8.50% 12/1/08 to 11/1/10                     34,692           35,193
          8.75% 5/1/10                                 49,668           51,057
          9.00% 6/1/09 to 9/1/30                      297,022          320,328
          9.50% 6/1/16                                  4,200            4,302
          9.75% 12/1/08                                 7,725            7,935
          11.00% 11/1/19 to 5/1/20                     40,071           44,608
          11.50% 6/1/15 to 3/1/16                     463,957          517,509
     GNMA I GPM
          11.00% 7/15/10                               18,437           19,722
          11.50% 4/15/10                               13,173           14,215
          12.25% 1/15/14                               14,858           16,361
     GNMA I Mobile Home 6.50% 9/15/10                  17,591           17,915
     GNMA I S.F. 15 yr
          6.00% 2/15/09 to 6/15/09                    141,279          141,950
          7.50% 7/15/10 to 9/15/10                    190,530          192,632
     GNMA I S.F. 30 yr
          6.00% 4/15/33                               607,342          616,402
          7.00% 5/15/28                               428,581          443,186
          7.50% 12/15/23 to 12/15/31                  536,728          560,018
          8.00% 6/15/30                                18,328           19,420
          9.00% 10/15/09 to 2/15/17                   124,717          130,619
          9.50% 6/15/16 to 8/15/17                     25,170           27,270
          11.00% 12/15/09 to 5/15/20                  257,855          283,974
     GNMA II GPM 9.75%
          12/20/16 to 9/20/17                          21,343           23,296
     GNMA II S.F. 15 yr 7.50% 3/20/09                   9,275            9,421
     GNMA II S.F. 30 yr
          9.50% 11/20/20 to 11/20/21                  217,154          236,790
          10.50% 6/20/20                                2,447            2,721
          11.00% 9/20/15 to 10/20/15                  103,809          113,986
          11.50% 12/20/17 to 10/20/18                  74,199           83,530
          12.00% 4/20/14 to 5/20/16                   228,956          254,735
          12.50% 10/20/13 to 1/20/14                   76,892           84,934
                                                                  ____________
Total Agency Mortgage-Backed
     Securities (cost $85,981,849)                                  86,557,405
                                                                  ____________
______________________________________________________________________________

Agency Obligations - 9.99%
______________________________________________________________________________

     Fannie Mae
          5.25% 12/3/07                             5,685,000        5,686,575
          6.625% 9/15/09                            1,645,000        1,713,899
     Federal Home Loan Bank
          3.625% 2/16/07                            1,500,000        1,497,195
          3.84% 11/25/09                            1,588,869        1,535,970
     Freddie Mac
          4.125% 7/12/10                            5,010,000        4,886,218
          5.00% 9/16/08                             1,655,000        1,654,098
   ^ Freddie Mac Principal Strip
          3.57% 10/15/08                            6,630,000        6,061,511
                                                                  ____________
Total Agency Obligations
     (cost $23,033,673)                                             23,035,466
                                                                  ____________
______________________________________________________________________________

Commercial Mortgage-Backed Securities - 1.96%
______________________________________________________________________________

   ~ Bank of America Commercial Mortgage
          Securities Series 2006-3 A4
          5.889% 7/10/44                              885,000          919,975
   ~ Credit Suisse Mortgage Capital
          Certificates Series 2006-C1 AAB
          5.556% 2/15/39                              230,000          232,939
     Deutsche Mortgage and Asset
          Receiving Series 1998-C1 A2
          6.538% 6/15/31                              502,029          505,349
     Goldman Sachs Mortgage Securities II
          Series 2006-GG8 A4
          5.56% 11/10/39                              690,000          700,825
  ~# Series 2006-RR3 A1 144A
          5.659% 7/18/56                              720,000          731,275


                                                               (continues)     9

Statement of net assets


Delaware Limited-Term Government Fund


                                                  Principal         Market
                                                  Amount             Value
______________________________________________________________________________

Commercial Mortgage-Backed Securities (continued)
______________________________________________________________________________

   ~ JPMorgan Chase Commercial
          Mortgage Securities
          Series 2006-LDP7 AJ
          5.875% 4/15/45                          $   255,000       $  265,281
        # Series 2006-RR1A A1 144A
          5.455% 10/18/52                             240,000          241,726
     Merrill Lynch Mortgage Trust Series
          2005-CIP1 A2 4.96% 7/12/38                  270,000          267,635
   # Tower 144A
          Series 2006-1 B 5.588% 2/15/36              255,000          256,430
          Series 2006-1 C 5.707% 2/15/36              390,000          392,468
                                                                    __________
Total Commercial Mortgage-Backed
     Securities (cost $4,463,358)                                    4,513,903
                                                                    __________

______________________________________________________________________________

Corporate Bonds - 0.87%
______________________________________________________________________________

Brokerage - 0.44%
     Merrill Lynch
        ~ 2.86% 3/12/07                               500,000          498,295
          6.00% 2/17/09                               500,000          508,396
                                                                    __________

                                                                     1,006,691
                                                                    __________
Electric - 0.43%
     Southern Capital Funding
          5.30% 2/1/07                              1,000,000          999,612
                                                                    __________

                                                                       999,612
                                                                    __________

Total Corporate Bonds (cost $2,076,180)                              2,006,303
                                                                    __________

______________________________________________________________________________

Municipal Bonds - 0.44%
______________________________________________________________________________

   ~ Massachusetts State Special
          Obligation Revenue Loan
          3.679% 6/1/22 (FSA)                         950,000        1,018,087
                                                                    __________

Total Municipal Bonds (cost $1,042,431)                              1,018,087
                                                                    __________

______________________________________________________________________________

Non-Agency Asset-Backed Securities - 10.66%
______________________________________________________________________________

   ~ Ameriquest Mortgage Securities
          Series 2006-R1 A2C
          5.54% 3/25/36                             1,335,000        1,336,590
     Centex Home Equity Series 2005-D
          AF4 5.27% 10/25/35                        1,065,000        1,059,184
     Chase Funding Mortgage Loan Asset-
          Backed Certificates Series 2003-3 1A4
          3.303% 11/25/29                             394,007          388,433
     Countrywide Asset-Backed
          Certificates
        ~ Series 2006-1 AF2 5.281% 7/25/36            260,000          258,870
        ~ Series 2006-3 2A2 5.53% 6/25/36           1,750,000        1,752,886
        ~ Series 2006-4 2A2 5.53% 7/25/36           1,855,000        1,858,095
        ~ Series 2006-15 A3 5.689% 10/25/46           720,000          721,741
          Series 2006-S3 A2 6.085% 6/25/21            780,000          786,996
          Series 2006-S5 A3 5.762% 6/25/35          1,040,000        1,041,720
        ~ Series 2006-S6 A2 5.519% 3/25/34            725,000          722,841
        ~ Series 2006-S7 A3 5.712% 11/25/35         1,355,000        1,351,765
        ~ Series 2006-S9 A3 5.728% 8/25/36            595,000          591,356
     Credit Suisse First Boston Mortgage
          Securities Series 2005-AGE1 A2
          4.64% 2/25/32                             1,765,000        1,737,832
   # Dunkin Securitization Series 2006-1
          A2 144A 5.779% 6/20/31                      705,000          714,469
     General Motors Acceptance
          Corporation Mortgage Loan
          Trust Series 2003-HE2 A3
          4.12% 10/25/26                              151,103          150,210
  ~# MASTR Specialized Loan Trust Series
          2005-2 A2 144A 5.006% 7/25/35               624,767          613,052
   ~ Merrill Lynch Mortgage Investors
          Series 2006-AR1 A2C
          5.51% 3/25/37                             1,255,000        1,255,439
     Renaissance Home Equity Loan Trust
          Series 2004-4 AF2 3.856% 2/25/35                591              589
          Series 2005-4 A2 5.399% 2/25/36             405,000          403,064
          Series 2005-4 A3 5.565% 2/25/36             255,000          254,437
   ~ Residential Asset Securities Series
          2006-KS3 AI3 5.52% 4/25/36                  875,000          876,397
     Residential Funding Mortgage
          Securities II
          Series 2003-HS2 AI3 3.17% 3/25/18         1,961,490        1,923,971
        ~ Series 2006-HSA2 AI2 5.50% 3/25/36        1,600,000        1,595,512
   # Sierra Receivables Funding 144A
          Series 2003-1A A 3.09% 1/15/14              267,804          264,996
          Series 2003-2A A1 3.03% 12/15/15            237,661          232,596
  ~# Sovereign Dealer Floor Plan Master
          Series 2006-1 A 144A
          5.40% 8/15/11                               750,000          750,000
     Structured Asset Securities
          Series 2005-4XS 1A2B
          4.67% 3/25/35                             1,685,000        1,666,313
          Series 2005-NC1 A2 3.92% 2/25/35            261,013          259,798
                                                                    __________
Total Non-Agency Asset-Backed
     Securities (cost $24,559,763)                                  24,569,152
                                                                    __________

______________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations - 9.20%
______________________________________________________________________________

   ~ Bear Stearns Alternative A Trust
          Series 2006-3 33A1 6.184% 5/25/36           956,301          967,325
          Series 2006-3 34A1 6.185% 5/25/36         1,000,881        1,012,399
          Series 2006-4 23A5 6.239% 8/25/36           743,965          754,170
     Bear Stearns Asset-Backed
          Securities Series 2005-AC8 A5
          5.50% 11/25/35                              767,935          766,104
     Countrywide Alternative Loan Trust
        ~ Series 2004-J7 1A2 4.673% 8/25/34           307,554          305,094
          Series 2006-2CB A3 5.50% 3/25/36            664,103          665,252
  ~/ Countrywide Home Loan Mortgage
          Pass Through Trust
          Series 2004-12 1M 4.563% 8/25/34            699,542          693,530
          Series 2006-HYB4 1A2
          5.701% 6/20/36                              677,877          680,854

                                                  Principal         Market
                                                  Amount             Value
______________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations (continued)
______________________________________________________________________________

     Credit Suisse First Boston Mortgage
          Securities
          Series 2003-29 5A1 7.00% 12/25/33       $   320,511       $  326,521
          Series 2004-1 3A1 7.00% 2/25/34             186,705          190,206
   ~ General Motors Acceptance
          Corporation Mortgage Loan
          Trust Series 2005-AR2 4A
          5.191% 5/25/35                              742,774          728,681
   # GSMPS Mortgage Loan Trust 144A
          Series 1998-2 A 7.75% 5/19/27               334,542          350,749
          Series 1999-3 A 8.00% 8/19/29               835,498          880,906
          Series 2005-RP1 1A4 8.50% 1/25/35           927,818          990,721
          Series 2006-RR1 1A3 8.00% 1/25/36         1,906,586        2,015,758
   ~ Indymac Index Mortgage Loan
          Trust Series 2006-AR2 1A1A
          5.57% 4/25/46                             1,086,588        1,087,428
   ~ JPMorgan Mortgage Trust Series
          2004-A5 4A2 4.848% 12/25/34                 506,093          498,658
   # MASTR Reperforming Loan Trust
          Series 2005-1 1A5 144A
          8.00% 8/25/34                               664,063          701,077
   ~ Nomura Asset Acceptance Series
          2006-AF1 1A2 6.159% 5/25/36               1,320,000        1,332,729
     Residential Asset Mortgage Products
          Series 2004-SL1 A3 7.00% 11/25/31           330,122          335,198
          Series 2004-SL4 A3 6.50% 7/25/32            454,556          462,049
   ~ Structured Adjustable Rate Mortgage
          Loan Trust
          Series 2005-22 4A2 5.379% 12/25/35          102,436          101,122
          Series 2006-5 5A4 5.575% 6/25/36            349,786          345,415
   ~ Washington Mutual Series 2006-AR7 1A
          5.807% 7/25/46                              478,925          479,018
   / Washington Mutual Alternative
          Mortgage Pass Through Certificates
          Series 2005-1 5A2 6.00% 3/25/35             401,575          398,651
          Series 2005-1 6A2 6.50% 3/25/35              83,219           83,699
          Series 2006-5 2CB3 6.00% 7/25/36            805,500          813,945
        ~ Series 2006-AR5 3A 5.767% 7/25/46           604,429          605,964
   ~ Wells Fargo Mortgage Backed
          Securities Trust
          Series 2004-EE 2A1 3.989% 12/25/34        1,329,316        1,302,049
          Series 2006-AR4 2A1 5.784% 4/25/36        1,333,910        1,327,267
                                                                    __________
Total Non-Agency Collateralized
     Mortgage Obligations
     (cost $21,264,808)                                             21,202,539
                                                                    __________

______________________________________________________________________________

U.S. Treasury Obligations - 18.31%
______________________________________________________________________________

  oo U.S. Treasury Bond 12.00% 8/15/13              1,930,000        2,144,261
     U.S. Treasury Inflation Index Bond
          2.00% 1/15/26                             1,255,896        1,181,525
     U.S. Treasury Inflation Index Notes
          2.375% 4/15/11                            1,621,908        1,615,954
          2.50% 7/15/16                             1,489,136        1,500,887
          3.00% 7/15/12                             4,782,106        4,922,770
          3.375% 1/15/07                            2,159,311        2,156,275
          4.25% 1/15/10                             2,891,157        3,043,847
     U.S. Treasury Notes
          4.625% 9/30/08 to 10/31/11               16,220,000       16,166,269
          4.875% 10/31/08                           6,000,000        6,004,691
   ^ U.S. Treasury Strip 4.205% 11/15/13            4,780,000        3,478,239
                                                                  ____________
Total U.S. Treasury Obligations
     (cost $43,447,695)                                             42,214,718
                                                                  ____________

______________________________________________________________________________

Repurchase Agreements - 0.14%
______________________________________________________________________________

     With BNP Paribas 4.80% 1/2/07
          (dated 12/29/06, to be repurchased
          at $125,167, collateralized by
          $130,800 U.S. Treasury Bills due
          6/28/07, market value $127,694)             125,100          125,100
     With Cantor Fitzgerald 4.82% 1/2/07
          (dated 12/29/06, to be repurchased
          at $150,280, collateralized by
          $13,000 U.S. Treasury Notes
          4.00% due 6/15/09, market value
          $12,776, $80,500 U.S. Treasury
          Notes 6.125% due 8/15/07, market
          value $82,904 and $53,700 U.S.
          Treasury Notes 6.50% due 2/15/10,
          market value $57,727)                       150,200          150,200
     With UBS Warburg 4.75% 1/2/07
          (dated 12/29/06, to be repurchased
          at $53,728, collateralized by
          $55,400 U.S. Treasury Bills due
          3/29/07, market value $54,787)               53,700           53,700
                                                                  ____________

Total Repurchase Agreements
     (cost $329,000)                                                   329,000
                                                                  ____________

Total Market Value of Securities - 104.41%
     (cost $241,774,797)                                           240,672,735

Liabilities Net of Receivables and
     Other Assets - (4.41%)                                        (10,171,385)
                                                                  ____________

Net Assets Applicable to 28,063,115
     Shares Outstanding - 100.00%                                 $230,501,350
                                                                  ____________

Net Asset Value - Delaware Limited-Term Government Fund
     Class A ($173,362,223 / 21,105,621 Shares)                          $8.21
                                                                         _____
Net Asset Value - Delaware Limited-Term Government Fund
     Class B ($11,673,674 /1,421,459 Shares)                             $8.21
                                                                         _____
Net Asset Value - Delaware Limited-Term Government Fund
     Class C ($21,716,414 / 2,644,723 Shares)                            $8.21
                                                                         _____
Net Asset Value - Delaware Limited-Term Government Fund
     Class R ($1,876,309 / 228,342 Shares)                               $8.22
                                                                         _____
Net Asset Value - Delaware Limited-Term Government Fund Institutional
     Class ($21,872,730 / 2,662,970 Shares)                              $8.21
                                                                         _____


                                                              (continues)     11

Statement of net assets


Delaware Limited-Term Government Fund


______________________________________________________________________________


______________________________________________________________________________

Components of Net Assets at December 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                           $257,064,170
Undistributed net investment income                                        126
Accumulated net realized loss on investments                       (25,467,203)
Net unrealized depreciation of investments
     and swap contracts                                             (1,095,743)
                                                                  ____________

Total net assets                                                  $230,501,350
                                                                  ____________


^  Zero coupon security. The rate shown is the yield at the time of purchase.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2006, the aggregate amount of Rule 144A securities equaled $9,136,223, which represented 3.96% of the Fund's net assets. See Note 10 in "Notes to Financial Statements."

~  Variable rate security. The rate shown is the rate as of December 31, 2006.

oo Fully or partially pledged as collateral for financial futures contracts.

/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:

ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
FSA - Insured by Financial Security Assurance
GPM - Graduated Payment Mortgage
S.F.- Single Family
TBA - To Be Announced
yr - Year

Net Asset Value and Offering Price Per Share -
     Delaware Limited-Term Government Fund

Net asset value Class A (A)                                              $8.21
Sales charge (2.75% of offering price) (B)                                0.23
                                                                         _____

Offering price                                                           $8.44
                                                                         _____


(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchase of $100,000 or more.

The following futures contracts and total return swap contracts were outstanding at December 31, 2006:


Futures Contracts (1)

                        Notional                                   Unrealized
     Contracts to         Cost        Notional     Expiration     Appreciation
      Buy (Sell)       (Proceeds)      Value          Date       (Depreciation)
      _________        __________     ________     __________    ______________

 (127) U.S. Treasury
    2 year Notes     $(25,994,614) $(25,911,969)     3/30/07         $ 82,645
  310 U.S. Treasury
    5 year Notes       32,852,018    32,569,375      3/30/07         (282,643)
 (59) U.S. Treasury
    10 year Notes      (6,415,108)   (6,340,656)     3/30/07           74,452
 (12) U.S. Treasury
     long Bond         (1,361,278)   (1,337,250)     3/30/07           24,028
                                                                    _________

                                                                    $(101,518)
                                                                    _________


Total Return Swap Contracts (2)

Notional      Expiration                                       Unrealized
 Amount          Date               Description               Appreciation
________      __________            ___________               ____________

$7,540,000      2/1/07     Agreement with Goldman               $107,837
                           Sachs to receive the notional
                           amount multiplied by the
                           return on the Lehman Brothers
                           Commercial MBS Index Aaa
                           and to pay the notional
                           amount multiplied by the
                           1 Month BBA LIBOR adjusted
                           by a spread of plus 0.05%.


The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 8 in "Notes to Financial Statements."

(2) See Note 9 in "Notes to Financial Statements."


See accompanying notes

Statement of operations


Delaware Limited-Term Government Fund

Year Ended December 31, 2006


Investment Income:

     Interest                                                                                                           $10,763,180
                                                                                                                        ___________

Expenses:

     Management fees                                                                                      1,260,007
     Distribution expenses - Class A                                                                        538,416
     Distribution expenses - Class B                                                                        156,226
     Distribution expenses - Class C                                                                        261,211
     Distribution expenses - Class R                                                                         11,468
     Dividend disbursing and transfer agent fees and                                                        467,140
     Accounting and administration expenses                                                                 100,800
     Registration fees                                                                                       75,152
     Reports and statements to shareholders                                                                  55,618
     Legal fees                                                                                              52,188
     Trustees' fees and benefits                                                                             44,999
     Audit and tax                                                                                           21,062
     Custodian fees                                                                                          16,035
     Pricing fees                                                                                            13,392
     Consulting fees                                                                                          8,088
     Insurance fees                                                                                           4,149
     Trustees expenses                                                                                        1,267
     Taxes (other than taxes on income)                                                                         582
     Dues and services                                                                                          429
     Other                                                                                                      287       3,088,516
                                                                                                         __________

     Less expenses absorbed or waived                                                                                      (447,505)
     Less waived distribution expenses - Class A                                                                           (269,208)
     Less waived distribution expenses - Class R                                                                             (1,911)
     Less expense paid indirectly                                                                                           (11,554)
                                                                                                                        ___________

     Total operating expenses                                                                                             2,358,338
                                                                                                                        ___________

Net Investment Income                                                                                                     8,404,842
                                                                                                                        ___________

Net Realized and Unrealized Gain (Loss) on Investments:

     Net realized gain (loss) on:
          Investments                                                                                                    (1,497,991)
          Futures contracts                                                                                                 247,765
          Swap contracts                                                                                                   (141,272)
                                                                                                                        ___________

     Net realized loss                                                                                                   (1,391,498)
     Net change in unrealized appreciation/depreciation of investments                                                    2,107,905
                                                                                                                        ___________

Net Realized and Unrealized Gain on Investments                                                                             716,407
                                                                                                                        ___________

Net Increase in Net Assets Resulting from Operations                                                                    $ 9,121,249
                                                                                                                        ___________


See accompanying notes

Statements of changes in net assets


Delaware Limited-Term Government Fund

                                                                                                               Year Ended
                                                                                                        12/31/06         11/31/05

Increase (Decrease) in Net Assets from Operations:

     Net investment income                                                                            $  8,404,842     $  9,054,870
     Net realized gain (loss) on investments                                                            (1,391,498)          92,515
     Net change in unrealized appreciation/depreciation of investments                                   2,107,905       (4,822,424)
                                                                                                      ____________     ____________

     Net increase in net assets resulting from operations                                                9,121,249        4,324,961
                                                                                                      ____________     ____________

Dividends and Distributions to Shareholders from:

     Net investment income:
          Class A                                                                                       (7,935,596)      (8,396,279)
          Class B                                                                                         (556,601)        (816,183)
          Class C                                                                                         (931,300)      (1,372,384)
          Class R                                                                                          (77,973)         (72,128)
          Institutional Class                                                                           (1,338,300)      (1,067,500)
                                                                                                      ____________     ____________

                                                                                                       (10,839,770)     (11,724,474)
                                                                                                      ____________     ____________
Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                       25,965,119       34,387,014
          Class B                                                                                        1,187,968        3,150,546
          Class C                                                                                        2,275,523        3,011,996
          Class R                                                                                          425,774          547,094
          Institutional Class                                                                            9,981,436        9,632,155

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                                        6,288,741        6,548,109
          Class B                                                                                          427,718          618,044
          Class C                                                                                          689,291        1,009,404
          Class R                                                                                           77,116           72,128
          Institutional Class                                                                            1,330,117        1,052,442
                                                                                                      ____________     ____________

                                                                                                        48,648,803       60,028,932
                                                                                                      ____________     ____________
     Cost of shares repurchased:
          Class A                                                                                      (47,503,869)     (50,052,174)
          Class B                                                                                       (9,668,763)     (10,860,982)
          Class C                                                                                      (13,272,729)     (20,462,764)
          Class R                                                                                         (474,398)        (617,750)
          Institutional Class                                                                          (15,375,739)      (5,727,495)
                                                                                                      ____________     ____________

                                                                                                       (86,295,498)     (87,721,165)
                                                                                                      ____________     ____________

Decrease in net assets derived from capital share transactions                                         (37,646,695)     (27,692,233)
                                                                                                      ____________     ____________

Net Decrease in Net Assets                                                                             (39,365,216)     (35,091,746)

Net Assets:

     Beginning of year                                                                                 269,866,566      304,958,312
                                                                                                      ____________     ____________

     End of year (including undistributed net investment income of $126 and $-, respectively)         $230,501,350     $269,866,566
                                                                                                      ____________     ____________


See accompanying notes

Financial highlights


Delaware Limited-Term Government Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                                 Year Ended
                                                                     _______________________________________________________________

                                                                     12/31/06      12/31/05     12/31/04     12/31/03    12/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                   $8.270        $8.480       $8.620       $8.770      $8.600

Income (loss) from investment operations:

Net investment income                                                   0.284         0.278        0.244        0.222       0.349
Net realized and unrealized gain (loss) on investments                  0.019        (0.132)      (0.048)      (0.039)      0.255
                                                                       ______        ______       ______       ______      ______

Total from investment operations                                        0.303         0.146        0.196        0.183       0.604
                                                                       ______        ______       ______       ______      ______

Less dividends and distributions from:

Net investment income                                                  (0.363)       (0.356)      (0.336)      (0.315)     (0.434)
Return of capital                                                           -             -            -       (0.018)          -
                                                                       ______        ______       ______       ______      ______

Total dividends and distributions                                      (0.363)       (0.356)      (0.336)      (0.333)     (0.434)
                                                                       ______        ______       ______       ______      ______


Net asset value, end of period                                         $8.210        $8.270       $8.480       $8.620      $8.770
                                                                       ______        ______       ______       ______      ______

Total return (1)                                                        3.76%         1.76%        2.31%         2.12       7.08%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                              $173,362      $189,845     $204,053     $249,845    $250,729
Ratio of expenses to average net assets                                 0.81%         0.82%        0.75%        0.75%       0.75%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.14%         1.12%        1.13%        1.14%       1.05%
Ratio of net investment income to average net assets                    3.46%         3.32%        2.85%        2.57%       3.99%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           3.13%         3.02%        2.47%        2.18%       3.69%
Portfolio turnover                                                       276%          259%         313%         483%        313%
____________________________________________________________________________________________________________________________________

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes


                                                              (continues)     15

Financial highlights


Delaware Limited-Term Government Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                                 Year Ended
                                                                     _______________________________________________________________

                                                                     12/31/06      12/31/05     12/31/04     12/31/03    12/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                   $8.270        $8.480       $8.620       $8.770      $8.600

Income (loss) from investment operations:

Net investment income                                                   0.215         0.207        0.170        0.152       0.274
Net realized and unrealized gain (loss) on investments                  0.019        (0.132)      (0.047)      (0.044)      0.255
                                                                       ______        ______       ______       ______      ______

Total from investment operations                                        0.234         0.075        0.123        0.108       0.529
                                                                       ______        ______       ______       ______      ______

Less dividends and distributions from:

Net investment income                                                  (0.294)       (0.285)      (0.263)      (0.244)     (0.359)
Return of capital                                                           -             -            -       (0.014)          -
                                                                       ______        ______       ______       ______      ______

Total dividends and distributions                                      (0.294)       (0.285)      (0.263)      (0.258)     (0.359)
                                                                       ______        ______       ______       ______      ______

Net asset value, end of period                                         $8.210        $8.270       $8.480       $8.620      $8.770
                                                                       ______        ______       ______       ______      ______

Total return (1)                                                        2.89%         0.90%        1.44%        1.25%       6.17%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                               $11,674       $19,857      $27,559      $37,774     $50,326
Ratio of expenses to average net assets                                 1.66%         1.67%        1.60%        1.60%       1.60%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.84%         1.82%        1.83%        1.86%       1.90%
Ratio of net investment income to average net assets                    2.61%         2.47%        2.00%        1.72%       3.14%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           2.43%         2.32%        1.77%        1.46%       2.84%
Portfolio turnover                                                       276%          259%         313%         483%        313%
____________________________________________________________________________________________________________________________________

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Delaware Limited-Term Government Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                                 Year Ended
                                                                     _______________________________________________________________

                                                                     12/31/06      12/31/05     12/31/04     12/31/03    12/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                   $8.270        $8.480       $8.620       $8.770      $8.600

Income (loss) from investment operations:

Net investment income                                                   0.215         0.207        0.170        0.152       0.274
Net realized and unrealized gain (loss) on investments                  0.019        (0.132)      (0.047)      (0.044)      0.255
                                                                       ______        ______       ______       ______      ______

Total from investment operations                                        0.234         0.075        0.123        0.108       0.529
                                                                       ______        ______       ______       ______      ______

Less dividends and distributions from:

Net investment income                                                  (0.294)       (0.285)      (0.263)      (0.244)     (0.359)
Return of capital                                                           -             -            -       (0.014)          -
                                                                       ______        ______       ______       ______      ______

Total dividends and distributions                                      (0.294)       (0.285)      (0.263)      (0.258)     (0.359)
                                                                       ______        ______       ______       ______      ______

Net asset value, end of period                                         $8.210        $8.270       $8.480       $8.620      $8.770
                                                                       ______        ______       ______       ______      ______

Total return (1)                                                        2.89%         0.90%        1.44%        1.25%       6.16%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                               $21,716       $32,235      $49,709      $72,045     $71,189
Ratio of expenses to average net assets                                 1.66%         1.67%        1.60%        1.60%       1.60%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.84%         1.82%        1.83%        1.86%       1.90%
Ratio of net investment income to average net assets                    2.61%         2.47%        2.00%        1.72%       3.14%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           2.43%         2.32%        1.77%        1.46%       2.84%
Portfolio turnover                                                       276%          259%         313%         483%        313%
____________________________________________________________________________________________________________________________________

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                              (continues)     17

Financial highlights


Delaware Limited-Term Government Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                                Year Ended              6/2/03 (1)
                                                                                  ___________________________________      to

                                                                                  12/31/06     12/31/05     12/31/04    12/31/03
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                                $8.270       $8.490       $8.630      $8.800

Income (loss) from investment operations:

Net investment income                                                                0.255        0.244        0.205       0.074
Net realized and unrealized gain (loss) on investments                               0.029       (0.142)      (0.048)     (0.063)
                                                                                    ______       ______       ______      ______

Total from investment operations                                                     0.284        0.102        0.157       0.011
                                                                                    ______       ______       ______      ______
Less dividends and distributions from:

Net investment income                                                               (0.334)      (0.322)      (0.297)     (0.165)
Return of capital                                                                        -            -            -      (0.016)
                                                                                    ______       ______       ______      ______

Total dividends and distributions                                                   (0.334)      (0.322)      (0.297)     (0.181)
                                                                                    ______       ______       ______      ______

Net asset value, end of period                                                      $8.220       $8.270       $8.490      $8.630
                                                                                    ______       ______       ______      ______

Total return (2)                                                                     3.53%        1.34%        1.73%       0.14%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                             $1,876       $1,860       $1,905      $1,499
Ratio of expenses to average net assets                                              1.16%        1.23%        1.20%       1.20%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly                        1.44%        1.42%        1.43%       1.38%
Ratio of net investment income to average net assets                                 3.11%        2.91%        2.40%       1.86%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly                        2.83%        2.72%        2.17%       1.68%
Portfolio turnover                                                                    276%         259%         313%        483% (3)
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations. Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.


See accompanying notes

Delaware Limited-Term Government Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                                                 Year Ended
                                                                     _______________________________________________________________

                                                                     12/31/06      12/31/05     12/31/04     12/31/03    12/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                   $8.270        $8.480       $8.620       $8.770      $8.600


Income (loss) from investment operations:

Net investment income                                                   0.297         0.291        0.256        0.234       0.364
Net realized and unrealized gain (loss) on investments                  0.019        (0.132)      (0.047)      (0.038)      0.255
                                                                       ______        ______       ______       ______      ______

Total from investment operations                                        0.316         0.159        0.209        0.196       0.619
                                                                       ______        ______       ______       ______      ______


Less dividends and distributions from:

Net investment income                                                  (0.376)       (0.369)      (0.349)      (0.328)     (0.449)
Return of capital                                                           -             -            -       (0.018)          -
                                                                       ______        ______       ______       ______      ______

Total dividends and distributions                                      (0.376)       (0.369)      (0.349)      (0.346)     (0.449)
                                                                       ______        ______       ______       ______      ______


Net asset value, end of period                                         $8.210        $8.270       $8.480       $8.620      $8.770
                                                                       ______        ______       ______       ______      ______


Total return (1)                                                        3.92%         1.91%        2.46%        2.27%       7.27%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                               $21,873       $26,070      $21,732      $16,667     $13,289
Ratio of expenses to average net assets                                 0.66%         0.67%        0.60%        0.60%       0.60%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           0.84%         0.82%        0.83%        0.86%       0.90%
Ratio of net investment income to average net assets                    3.61%         3.47%        3.00%        2.72%       4.14%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           3.43%         3.32%        2.77%        2.46%       3.84%
Portfolio turnover                                                       276%          259%         313%         483%        313%
____________________________________________________________________________________________________________________________________


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Notes to financial statements


Delaware Limited-Term Government Fund

December 31, 2006


Delaware Group Limited-Term Government Funds (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Government Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of up to 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.65% of average daily net assets of the Fund through April 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares paid no distribution and service expenses. DDLP has contracted to limit distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.15% and 0.50%, respectively, of average daily net assets.

At December 31, 2006, the Fund had liabilities payable to affiliates as follows:


Investment management fee payable to DMC                                 $60,497
Dividend disbursing, transfer agent, accounting
     and administration fees and other expenses
     payable to DSC                                                       45,475
Distribution fee payable to DDLP                                          52,091
Other expenses payable to DMC and affiliates*                             10,448

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates' employees. For the year ended December 31, 2006, the Fund was charged $11,787 for internal legal and tax services provided by DMC and/or its affiliates' employees.

For the year ended December 31, 2006, DDLP earned $7,955 for commissions on sales of the Fund's Class A shares. For the year ended December 31, 2006, DDLP received gross contingent deferred sales charge commissions of $8, $11,136 and $1,566 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees' fees and benefits include expenses accrued by the Fund for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund is $31,073. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended December 31, 2006, the Fund made purchases of $283,362,158 and sales of $307,399,745 of investment securities other than U.S. government securities and short-term investments. For the year ended December 31, 2006, the Fund made purchases of $409,338,917 and sales of $404,201,934 of long-term U.S. government securities.

At December 31, 2006, the cost of investments for federal income tax purposes was $243,702,803. At December 31, 2006, net unrealized depreciation was $3,030,068, of which $619,406 related to unrealized appreciation of investments and $3,649,474 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                              Year Ended
                                                       12/31/06        12/31/05

Ordinary income                                      $10,839,770      11,724,474


                                                              (continues)     21

Notes to financial statements


Delaware Limited-Term Government Fund


5. Components of Net Assets on a Tax Basis

As of December 31, 2006, the components of net assets on a tax basis were as follows:



Shares of beneficial interest                                      $257,064,170
Post-October losses                                                    (218,507)
Undistributed ordinary income                                               126
Capital loss carryforwards                                           23,422,208)
Unrealized depreciation of investments
     and swap contracts                                              (2,922,231)
                                                                   ____________

Net assets                                                         $230,501,350
                                                                   ____________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through December 31, 2006 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2006, the Fund recorded the following reclassifications:

Undistributed net investment income                                  $2,435,054
Accumulated net realized gain (loss)                                 (2,435,054)


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $5,505,504 expires in 2007, $5,888,621 expires in 2008, $6,133,212 expires in 2012, $2,091,290 expires in 2013 and $3,803,581 expires in 2014.

6. Capital Shares

Transactions in capital shares were as follows:

                                                              Year Ended
                                                       12/31/06        12/31/05
Shares sold:
     Class A                                           3,166,378      4,103,629
     Class B                                             145,206        376,467
     Class C                                             278,113        358,771
     Class R                                              51,875         65,299
     Institutional Class                               1,217,194      1,146,686

Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                             766,794        781,759
     Class B                                              52,162         73,748
     Class C                                              84,063        120,425
     Class R                                               9,401          8,613
     Institutional Class                                 162,230        125,695
                                                     ___________      __________

                                                       5,933,416      7,161,092
                                                     ___________      __________

Shares repurchased:
     Class A                                          (5,791,665)    (5,977,270)
     Class B                                          (1,178,197)    (1,297,042)
     Class C                                          (1,617,455)    (2,439,919)
     Class R                                             (57,824)       (73,587)
     Institutional Class                              (1,869,869)      (680,892)
                                                     ___________      __________

                                                     (10,515,010)   (10,468,710)
                                                     ___________      __________

Net decrease                                          (4,581,594)    (3,307,618)
                                                     ___________      __________

For the years ended December 31, 2006 and 2005, 272,204 Class B shares were converted to 272,035 Class A shares valued at $2,232,977 and 123,282 Class B shares were converted to 123,282 Class A shares valued at $1,027,637, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and in the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2006, or at any time during the year then ended.

8. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

9. Swap Contracts

The Fund may enter into interest rate swap contracts, total return swap contracts and credit default swap ("CDS") contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Total return swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap agreements.

Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. During the year ended December 31, 2006, the Fund did not enter into any CDS contracts.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

10. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets


                                                              (continues)     23

Notes to financial statements


Delaware Limited-Term Government Fund


10. Credit and Market Risk (continued)

experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

12. Tax Information (Unaudited)

For the fiscal year ended December 31, 2006, the Fund designates distributions paid during the year as follows:

      (A)                           (B)
Long-Term Capital             Ordinary Income                 Total
Gain Distributions             Distributions*              Distributions
   (Tax Basis)                  (Tax Basis)                 (Tax Basis)
__________________            _______________             _____________

       0%                           100%                       100%

(A) and (B) are based on a percentage of the Fund's total distributions.

* For the fiscal year ended December 31, 2006, certain interest income paid by the Fund, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended December 31, 2006, the Fund has designated maximum distributions of Qualified Interest Income of $10,754,173.

Report of independent
registered public accounting firm


To the Shareholders and Board of Trustees
Delaware Group Limited-Term Government Funds -
Delaware Limited-Term Government Fund

We have audited the accompanying statement of net assets of the Delaware Limited-Term Government Fund (the sole series of Delaware Group Limited-Term Government Funds) (the "Fund") as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Limited-Term Government Fund of Delaware Group Limited-Term Government Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                           /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
February 16, 2007

Board of trustees/directors
and officers addendum


Delaware Investments(R) Family of Funds


A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
     Name,                                                                                      Complex Overseen    Directorships
    Address,             Position(s)           Length of             Principal Occupation(s)       by Trustee          Held by
 and Birth Date       Held with Fund(s)       Time Served              During Past 5 Years         or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________

Interested Trustees
____________________________________________________________________________________________________________________________________

 Patrick P. Coyne (1)     Chairman,      Chairman and Trustee      Patrick P. Coyne has served in      84                None
2005 Market Street        President,     since August 16, 2006      various executive capacities
 Philadelphia, PA      Chief Executive                                  at different times at
      19103             Officer, and          President and           Delaware Investments. (2)
                           Trustee      Chief Executive Officer
  April 14, 1963                          since August 1, 2006
____________________________________________________________________________________________________________________________________

Independent Trustees
____________________________________________________________________________________________________________________________________

 Thomas L. Bennett         Trustee               Since                Private Investor -               84                None
2005 Market Street                             March 2005            (March 2004-Present)
 Philadelphia, PA
      19103                                                          Investment Manager -
                                                                     Morgan Stanley & Co.
 October 4, 1947                                                  (January 1984-March 2004)
____________________________________________________________________________________________________________________________________

   John A. Fry             Trustee               Since                    President -                  84              Director -
2005 Market Street                            January 2001        Franklin & Marshall College                      Community Health
 Philadelphia, PA                                                    (June 2002-Present)                                Systems
      19103
                                                                   Executive Vice President -                          Director -
   May 28, 1960                                                   University of Pennsylvania                         Allied Barton
                                                                    (April 1995-June 2002)                         Security Holdings
____________________________________________________________________________________________________________________________________

 Anthony D. Knerr          Trustee               Since           Founder and Managing Director -       84                None
2005 Market Street                             April 1990          Anthony Knerr & Associates
 Philadelphia, PA                                                    (Strategic Consulting)
      19103                                                              (1990-Present)

 December 7, 1938
____________________________________________________________________________________________________________________________________

Lucinda S. Landreth        Trustee               Since            Chief Investment Officer -           84                None
2005 Market Street                            March 2005                Assurant, Inc.
 Philadelphia, PA                                                        (Insurance)
      19103                                                              (2002-2004)

   June 24, 1947
____________________________________________________________________________________________________________________________________

   Ann R. Leven            Trustee               Since                    Consultant -                 84            Director and
2005 Market Street                           September 1989             ARL Associates,                            Audit Committee
 Philadelphia, PA                                                     (Financial Planning)                        Chairperson - Andy
      19103                                                             (1983-Present)                            Warhol Foundation

 November 1, 1940                                                                                                 Director and Audit
                                                                                                                  Committee Member -
                                                                                                                     Systemax, Inc.
____________________________________________________________________________________________________________________________________

                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
     Name,                                                                                      Complex Overseen    Directorships
    Address,             Position(s)           Length of             Principal Occupation(s)       by Trustee          Held by
 and Birth Date       Held with Fund(s)       Time Served              During Past 5 Years         or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________

Independent Trustees (continued)
____________________________________________________________________________________________________________________________________

 Thomas F. Madison         Trustee             Since                   President and Chief             84             Director -
2005 Market Street                          May 1997 (3)               Executive Officer -                          Banner Health
 Philadelphia, PA                                                      MLM Partners, Inc.
      19103                                                        (Small Business Investing                          Director -
                                                                         and Consulting)                          CenterPoint Energy
February 25, 1936                                                    (January 1993-Present)
                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River, Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.
____________________________________________________________________________________________________________________________________

 Janet L. Yeomans          Trustee               Since                    Vice President               84                None
2005 Market Street                             April 1999             (January 2003-Present)
 Philadelphia, PA                                                         and Treasurer
      19103                                                           (January 2006-Present)
                                                                          3M Corporation
  July 31, 1948

                                                                       Ms. Yeomans has held
                                                                   various management positions
                                                                   at 3M Corporation since 1983.
____________________________________________________________________________________________________________________________________

 J. Richard Zecher         Trustee               Since                        Founder -                84         Director and Audit
2005 Market Street                             March 2005               Investor Analytics                        Committee Member -
 Philadelphia, PA                                                        (Risk Management)                        Investor Analytics
      19103                                                             (May 1999-Present)
                                                                                                                  Director and Audit
  July 3, 1940                                                                Founder -                           Committee Member -
                                                                      Sutton Asset Management                        Oxigene, Inc.
                                                                           (Hedge Fund)
                                                                      (September 1998-Present)
____________________________________________________________________________________________________________________________________

Officers
____________________________________________________________________________________________________________________________________

  David F. Connor       Vice President,    Vice President since    David F. Connor has served as       84                None (4)
2005 Market Street      Deputy General      September 21, 2000       Vice President and Deputy
 Philadelphia, PA   Counsel, and Secretary     and Secretary             General Counsel of
      19103                                       since                 Delaware Investments
                                              October 2005                   since 2000.
 December 2, 1963
____________________________________________________________________________________________________________________________________

 David P. O'Connor       Senior Vice     Senior Vice President,  David P. O'Connor has served in       84                None (4)
2005 Market Street        President,       General Counsel, and     various executive and legal
 Philadelphia, PA      General Counsel,    Chief Legal Officer     capacities at different times
      19103                and Chief              since               at Delaware Investments.
                         Legal Officer        October 2005
February 21, 1966
____________________________________________________________________________________________________________________________________

 John J. O'Connor    Senior Vice President      Treasurer          John J. O'Connor has served in      84                None (4)
2005 Market Street       and Treasurer            since             various executive capacities
 Philadelphia, PA                             February 2005             at different times at
      19103                                                            Delaware Investments.

  June 16, 1957
____________________________________________________________________________________________________________________________________

  Richard Salus             Senior           Chief Financial        Richard Salus has served in        84                None (4)
2005 Market Street      Vice President       Officer since          various executive capacities
 Philadelphia, PA            and            November 1, 2006           at different times at
      19103             Chief Financial                                Delaware Investments.
                           Officer
October 4, 1963
____________________________________________________________________________________________________________________________________

(1) Patrick P. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') investment advisor.

(2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s')
    investment advisor, principal underwriter,and its transfer agent.

(3) In 1997, several funds managed by Voyageur Fund Managers, Inc. (the "Voyageur Funds") were incorporated into the Delaware
    Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

(4) David F. Connor, David P. O'Connor, John J. O'Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
    John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.
The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization


This annual report is for the information of Delaware Limited-Term Government Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Government and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of trustees


Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Consultant
ARL Associates
New York, NY

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com


Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.


 > Visit www.delawareinvestments.com/edelivery

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online (SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.


     [DELAWARE INVESTMENTS LOGO]












(1424)                                                       Printed in the USA
AR-022 [12/06] CGI 2/07                                    MF-07-01-383  PO11590

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

     Thomas L. Bennett (1)
     Thomas F. Madison
     Janet L. Yeomans (1)
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.
         __________

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $16,800 for the fiscal year ended December 31, 2006.


____________________
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $20,100 for the fiscal year ended December 31, 2005.

     (b) Audit-related fees.
         __________________

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2006.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $34,374 for the registrant's fiscal year ended December 31, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures report to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2005.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $44,200 for the registrant's fiscal year ended December 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant.

     (c) Tax fees.
         ________

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $3,200 for the fiscal year ended December 31, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2006.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $3,900 for the fiscal year ended December 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2005.

     (d) All other fees.
         ______________

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2006.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2005.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2005.

     (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.


______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

Audit Services
______________________________________________________________________________________________________________________

Statutory audits or financial audits for new Funds                                 up to $25,000 per Fund
______________________________________________________________________________________________________________________

Services associated with SEC registration statements (e.g., Form N-1A, Form
N-14, etc.), periodic reports and other documents filed with the SEC or other
documents issued in connection with securities offerings (e.g., comfort letters    up to $10,000 per Fund
for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters
______________________________________________________________________________________________________________________

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit-related services" rather than "audit services")
______________________________________________________________________________________________________________________

Audit-Related Services
______________________________________________________________________________________________________________________

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit services" rather than "audit-related services")
______________________________________________________________________________________________________________________

Tax Services
______________________________________________________________________________________________________________________

U.S. federal, state and local and international tax planning and advice (e.g.,
consulting on statutory, regulatory or administrative developments, evaluation     up to $25,000 in the aggregate
of Funds' tax compliance function, etc.)
______________________________________________________________________________________________________________________

U.S. federal, state and local tax compliance (e.g., excise distribution reviews,   up to $5,000 per Fund
etc.)
______________________________________________________________________________________________________________________

Review of federal, state, local and international income, franchise and other      up to $5,000 per Fund
tax returns
______________________________________________________________________________________________________________________


     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

Non-Audit Services
______________________________________________________________________________________________________________________

Services associated with periodic reports and other documents filed with the SEC   up to $10,000 in the aggregate
and assistance in responding to SEC comment letters
______________________________________________________________________________________________________________________

     The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $263,582 and $209,460 for the registrant's fiscal years ended December 31, 2006 and December 31, 2005, respectively.

     (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

        Not applicable.

Item 6.  Schedule of Investments

        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

        Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

        Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

        Not applicable.

Item 11. Controls and Procedures

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     (b) Management has made changes that have materially affected, or are reasonably likely to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:


PATRICK P. COYNE
______________________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  March 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
______________________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  March 9, 2007


RICHARD SALUS
______________________________

By:    Richard Salus
Title: Chief Financial Officer
Date:  March 9, 2007